Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table provides a comparison between two measures of compensation for our Named Executive Officers and certain me as
ures of performance. The two compensation measures are the Named Executive Officers’ “total compensation,” as presented in the Summary Compensation Table, and their “compensation actually paid,” a measure of compensation required by SEC rules. These measures are presented for the relevant years on an individual basis for our Chief Executive Officer, and as an average for the group of our other Named Executive Officers.
While both “total compensation” and “compensation actually paid” measure compensation for the same fiscal year, the two measures are calculated differently. Compensation actually paid is based on total compensation but substitutes different amounts for equity compensation. Compensation actually paid removes from total compensation the grant-date fair value of equity awards granted during the relevant year and replaces it with the net aggregate change in the fair value of equity awards during the relevant year. This net aggregate change in fair value represents the sum of:

●	the year-end fair value of new awards granted during the year that are outstanding and unvested as of the end of the year;

●	the change in the fair value (positive or negative) of unvested awards outstanding during the entire year, measured from the beginning of the year to the end of the year;

●	the vesting-date fair value of new awards that are granted and also vest in the year;

●
the change in the fair value (positive or negative) of unvested awards that are held at the beginning of the year and that also vest during the year, measured from the beginning of the year to the vesting date;

●
the loss in fair value of unvested awards outstanding at the beginning of the year that fail to meet applicable vesting conditions during
the year, measured as the loss of the fair value of those awards at the beginning of the year; and

●	the dollar value of any dividends or other earnings paid on awards during the year prior to any vesting date that are not otherwise reflected in total compensation for the year.
The net change in aggregate fair value must also reflect any increase in the fair value of any equity awards that were repriced or otherwise materially modified during the year. No equity awards were repriced or otherwise materially modified during any of the years presented.

Fiscal Year	Summary Compensation Table Total for Mr. Woods	Compensation Actually Paid to Mr. Woods		Average Summary Compensation Table Total for non-PEO NEOs(a)	Average Compensation Actually Paid to non-PEO NEOs(a)		Value of Initial Fixed $100 Investment Based On Total Shareholder Return(b)	Net Income (in thousands)

2025	$761,750	$(245,256	) (c)	$411,390	$113,481	(c)	$84	$(14,489)

2024	$1,286,106	$1,849,025	(d)	$508,248	$640,408	(d)	$128	$4,694

2023	$1,079,908	$1,105,510	(e)	$450,634	$456,934	(e)	$96	$2,661

(a)
The
Non-Principal
Executive Officer Named Executive Officers
(“Non-PEO
NEOs”) for whom the Summary Compensation Table total average compensation is presented are: for 2025, Messrs. Smith, Natalizia and Carll, and for 2024 and 2023, Messrs. Smith and Natalizia.

(b)
Represents the cumulative total shareholder return (on a dividends-reinvested basis) on our common stock from January 31, 2022, the last trading day before the earliest year presented in the table, to the last trading day of the relevant year, calculated on the basis of an investment of $100 in our common stock on
January
31, 2022.

AstroNova, Inc.
|
2025 Proxy Statement
 – 37

(c)
Represents compensation actually paid for fiscal year 2025 to Mr. Woods and the average compensation actually paid for fiscal year 2025 to Messrs. Natalizia, Carll and Smith, our other Named Executive Officers for fiscal year 2025. The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid (excluding the grant-date fair value of equity awards granted in 2025, which is presented separately in the Summary Compensation Table):

Change in Fair Value	Mr. Woods	Average for non-PEO NEOs

New Grants Unvested at Year-End	161,982	31,506

Prior Years Awards Unvested at Year-End	(406,518)	(43,912)

New Grants that Vested in Fiscal Year 2025	—	—

Prior Years Awards that Vested in Fiscal Year 2025	(2,523)	(8,943)

Prior Years Awards that Failed to Vest in Fiscal Year 2025	(521,443)	(177,875)

Dividends or Earnings on Awards Before Vesting	—	—
The fair value of time-based restricted stock units is equal to the closing price of the Company’s common stock on the measurement date. The fair value of performance-based restricted stock units is based on the closing price of the Company’s common stock on the measurement date and the Company’s estimate, as of the measurement date, of the probable outcome of the performance conditions.

(d)
Represents compensation actually paid for fiscal year 2024 to Mr. Woods, and the average compensation actually paid for fiscal year 2024 to Messrs. Smith and Natalizia, our other Named Executive Officers for fiscal year 2024. The fair value of time-based restricted stock units is equal to the closing price of the Company’s common stock on the measurement date. The fair value of performance-based restricted stock units is based on the closing price of the Company’s common stock on the measurement date and the Company’s estimate, as of the measurement date, of the probable outcome of the performance conditions.

(e)
Represents compensation actually paid for fiscal year 2023 to Mr. Woods, and the average compensation actually paid for fiscal year 2023 to Messrs. Smith and Natalizia, our other Named Executive Officers for fiscal year 2023. The fair value of time-based restricted stock units is equal to the closing price of the Company’s common stock on the measurement date. The fair value of performance-based restricted stock units is based on the closing price of the Company’s common stock on the measurement date and the Company’s estimate, as of the measurement date, of the probable outcome of the performance conditions.

Named Executive Officers, Footnote
(a)
The
Non-Principal
Executive Officer Named Executive Officers
(“Non-PEO
NEOs”) for whom the Summary Compensation Table total average compensation is presented are: for 2025, Messrs. Smith, Natalizia and Carll, and for 2024 and 2023, Messrs. Smith and Natalizia.

PEO Total Compensation Amount	$ 761,750	$ 1,286,106	$ 1,079,908
PEO Actually Paid Compensation Amount	$ (245,256)	1,849,025	1,105,510
Adjustment To PEO Compensation, Footnote

Change in Fair Value	Mr. Woods	Average for non-PEO NEOs

New Grants Unvested at Year-End	161,982	31,506

Prior Years Awards Unvested at Year-End	(406,518)	(43,912)

New Grants that Vested in Fiscal Year 2025	—	—

Prior Years Awards that Vested in Fiscal Year 2025	(2,523)	(8,943)

Prior Years Awards that Failed to Vest in Fiscal Year 2025	(521,443)	(177,875)

Dividends or Earnings on Awards Before Vesting	—	—

Non-PEO NEO Average Total Compensation Amount	$ 411,390	508,248	450,634
Non-PEO NEO Average Compensation Actually Paid Amount	$ 113,481	640,408	456,934
Adjustment to Non-PEO NEO Compensation Footnote

Change in Fair Value	Mr. Woods	Average for non-PEO NEOs

New Grants Unvested at Year-End	161,982	31,506

Prior Years Awards Unvested at Year-End	(406,518)	(43,912)

New Grants that Vested in Fiscal Year 2025	—	—

Prior Years Awards that Vested in Fiscal Year 2025	(2,523)	(8,943)

Prior Years Awards that Failed to Vest in Fiscal Year 2025	(521,443)	(177,875)

Dividends or Earnings on Awards Before Vesting	—	—

Total Shareholder Return Amount	$ 84	128	96
Net Income (Loss)	$ (14,489,000)	$ 4,694,000	$ 2,661,000
PEO Name	Mr. Woods
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 161,982
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,518)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,523)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(521,443)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,506
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,912)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,943)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,875)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0